Cover	May 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2025
Entity File Number	001-41494
Entity Registrant Name	Yoshiharu Global Co.
Entity Central Index Key	0001898604
Entity Tax Identification Number	87-3941448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6940 Beach Blvd.
Entity Address, Address Line Two	Suite D-705
Entity Address, City or Town	Buena Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90621
City Area Code	(714)
Local Phone Number	694-2403
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	YOSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false